INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Income Taxes [Abstract]
Effective tax rate	12.00%	13.60%	10.10%	14.70%
Decrease in tax liability in connection with unrepatriated Australian earnings	$ (1,000)		$ (1,000)
Unrecognized tax benefits	$ 0		$ 0		$ 0
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income			12.50%
Corporation tax rate on non-trading income			25.00%